BUSINESS ORGANIZATION AND NATURE OF OPERATIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
BUSINESS ORGANIZATION AND NATURE OF OPERATIONS
Decrease in operating expenses	$ 740,000	$ 740,000
Government Job Support Scheme	230,000	230,000
Amount of insurance support received	100,000	100,000
Amount of reduced or deferred salaries	$ 290,000	$ 290,000
Percentage of general cost reduction	5.00%	5.00%
Amount of general cost of reduction on operating expenses	$ 350,000	$ 350,000
Income from government grants	499,300
Genius Central Singapore Pte Ltd
BUSINESS ORGANIZATION AND NATURE OF OPERATIONS
Government Job Support Scheme	100,000	100,000
Rent waiver	120,000	120,000
Wealth Dynamics Pte Ltd
BUSINESS ORGANIZATION AND NATURE OF OPERATIONS
Government Job Support Scheme	20,000.00	20,000.00
Matla Game Lodge
BUSINESS ORGANIZATION AND NATURE OF OPERATIONS
Amount of insurance support received	20,000.00	20,000.00
Genius Group
BUSINESS ORGANIZATION AND NATURE OF OPERATIONS
Amount of reduced or deferred salaries	20,000.00	20,000.00
Income from government grants	490,300
Entrepreneur Resorts
BUSINESS ORGANIZATION AND NATURE OF OPERATIONS
Amount of reduced or deferred salaries	60,000.00	60,000.00
Tau Game Lodge
BUSINESS ORGANIZATION AND NATURE OF OPERATIONS
Government Job Support Scheme	110,000	110,000
Amount of insurance support received	80,000.00	80,000.00
Amount of reduced or deferred salaries	50,000.00	50,000.00
GeniusU
BUSINESS ORGANIZATION AND NATURE OF OPERATIONS
Amount of reduced or deferred salaries	$ 160,000	$ 160,000